Subsequent Events (Details Narrative)				12 Months Ended
	Apr. 20, 2021 USD ($) shares	Feb. 26, 2021 $ / shares shares	Jan. 14, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Apr. 23, 2021 CAD ($)	Apr. 20, 2021 $ / shares	Mar. 23, 2021 USD ($) shares	Dec. 31, 2019 shares	Oct. 04, 2019 $ / shares shares	Dec. 31, 2018 shares
Statement Line Items [Line Items]
Common shares issued | shares				109,833,648				88,690,791	10	78,792,860
Share price | $ / shares									$ 1
Proceeds from the exercise of warrants				$ 665,135
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Common shares issued | shares							251,000
Investment amount							$ 100,400
Investment in advance				$ 50,000
Share price | $ / shares						$ 0.24
Issuance of private placement units | shares	8,290,665
Proceeds from private placement	$ 1,989,760
Non-adjusting Events After Reporting Period [Member] | Warrants [Member]
Statement Line Items [Line Items]
Warrants description	Each Unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant ("Warrant") of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Non-adjusting Events After Reporting Period [Member] | Finder Warrants [Member]
Statement Line Items [Line Items]
Warrants description	The Company has paid eligible finders (the "Finders"): (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $57,189.62, and (ii) a number of common share purchase warrants (the "Finder Warrants") equal to 6% of the Units attributable to the Finders under the Placement, being an aggregate of 238,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one Common Share of the Company at any time prior to 5:00 p.m. (Toronto time) on the date that is twenty-four (24) months following its issuance date, at an exercise price of $0.35.
Commitment percentage	6.00%
Finder's fee paid in common share purchase warrant | shares	238,289
Exercise price of warrant | $ / shares						$ 0.35
Non-adjusting Events After Reporting Period [Member] | Directors, Officers, Employees and Consultants [Member]
Statement Line Items [Line Items]
Option term		5 years
Share price | $ / shares		$ 0.32
Non-adjusting Events After Reporting Period [Member] | Directors, Officers, Employees and Consultants [Member] | Maximum [Member]
Statement Line Items [Line Items]
Common shares issued | shares		3,185,000
Non-adjusting Events After Reporting Period [Member] | Premium Nickel Resources [Member]
Statement Line Items [Line Items]
Acquisition shares value			$ 50,400
Investment amount					$ 54,619